Note 11 - Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Current portion of long term debt	1,412
Long term debt	18,007
Total	19,419

Schedule of Principle Repayments [Table Text Block]
Years
December 31, 2015	1,412
December 31, 2016	1,412
December 31, 2017	1,412
December 31, 2018	1,412
December 31, 2019	1,412
December 31, 2020 and thereafter	12,359
Total	19,419